Condensed Financial Information of the Parent Company (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Board of Directors Chairman	Dec. 31, 2014 Preferred A Shares	Dec. 31, 2013 Preferred A Shares CNY	Dec. 31, 2014 Preferred B Shares	Dec. 31, 2013 Preferred B Shares CNY	Dec. 31, 2014 Preferred C Shares	Dec. 31, 2013 Preferred C Shares CNY	Dec. 31, 2014 Preferred D Shares	Dec. 31, 2013 Preferred D Shares CNY	Dec. 31, 2014 Class A ordinary shares	Dec. 31, 2014 Class B ordinary shares	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2014 Parent Company Board of Directors Chairman	Dec. 31, 2014 Parent Company Preferred A Shares USD ($)	Dec. 31, 2013 Parent Company Preferred A Shares USD ($)	Dec. 31, 2013 Parent Company Preferred A Shares CNY	Dec. 31, 2014 Parent Company Preferred B Shares USD ($)	Dec. 31, 2013 Parent Company Preferred B Shares USD ($)	Dec. 31, 2013 Parent Company Preferred B Shares CNY	Dec. 31, 2014 Parent Company Preferred C Shares USD ($)	Dec. 31, 2013 Parent Company Preferred C Shares USD ($)	Dec. 31, 2013 Parent Company Preferred C Shares CNY	Dec. 31, 2014 Parent Company Preferred D Shares USD ($)	Dec. 31, 2013 Parent Company Preferred D Shares USD ($)	Dec. 31, 2013 Parent Company Preferred D Shares CNY	Dec. 31, 2014 Parent Company Class A ordinary shares	Dec. 31, 2014 Parent Company Class B ordinary shares
Current assets:
Cash and cash equivalents	$ 234,942,200	1,457,722,376	$ 67,595,467	419,402,835	299,237,536	332,100,808												$ 213,273,969	1,323,279,666	$ 48,669,780	301,976,515	97,519,531	247,505,259
Amounts due from subsidiaries																		2,901,069	17,999,974		17,860,046
Prepayments and other current assets	92,721,031	575,296,906		286,560,247														251,597	1,561,058		1,247,811
Total current assets	411,672,592	2,554,263,763		1,043,864,169														216,426,635	1,342,840,698		321,084,372
Other non-current assets	2,972,517	18,443,279		6,657,304																	2,127,187
Total assets	426,299,412	2,645,017,332		1,075,372,776														216,426,635	1,342,840,698		323,211,559
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB753,432,666 and RMB1,168,077,588 (US$188,259,934), as of December 31, 2013 and December 2014, respectively):
Accrued expenses and other current liabilities	17,706,237	109,860,116		29,732,090														2,695,184	16,722,535		4,722,120
Total current liabilities	195,663,804	1,214,015,635		764,147,046														2,695,184	16,722,535		4,722,120
Non-current liabilities:
Investments (deficit) in subsidiaries and affiliated entities																		(13,313,518)	(82,605,055)		27,133,711
Total non-current liabilities	3,590,639	22,278,479		19,870,002														(13,313,518)	(82,605,055)		27,133,711
Total liabilities	199,254,443	1,236,294,114		784,017,048														(10,618,334)	(65,882,520)		31,855,831
Commitments and contingencies (Note 13)
Mezzanine equity:
Total mezzanine equity				716,441,243					9,360,443		48,890,116		290,255,691		367,934,993						716,441,243						9,360,443			48,890,116			290,255,691			367,934,993
Convertible preferred shares, par value (in dollars per share)																									$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Convertible preferred shares, shares authorized								0	20,000,000	0	21,564,115	0	25,782,056	0	21,771,472										0	20,000,000	20,000,000	0	21,564,115	21,564,115	0	25,782,056	25,782,056	0	21,771,472	21,771,472
Convertible preferred shares, shares issued	0	0						0	13,506,748	0	21,564,115	0	25,782,056	0	21,771,472										0	13,506,748	13,506,748	0	21,564,115	21,564,115	0	25,782,056	25,782,056		21,771,472	21,771,472
Convertible preferred shares, shares outstanding								0	13,506,748	0	21,564,115	0	25,782,056	0	21,771,472										0	13,506,748	13,506,748	0	21,564,115	21,564,115	0	25,782,056	25,782,056	0	21,771,472	21,771,472
Shareholders' equity/(deficit)
Ordinary shares (US$0.0001 par value; 126,999,531 shares authorized and 26,000,000 shares issued and outstanding as of December 31, 2013; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized and 188,435,922 shares (including 82,487,876 Class A shares and 105,948,046 Class B shares) issued and outstanding as of December 31, 2014)	19,513	121,068		17,757														19,513	121,068		17,757
Ordinary shares, par value (in dollars per share)																		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized			126,999,531	126,999,531			100,000,000									780,000,000		1,000,000,000	1,000,000,000	126,999,531	126,999,531			100,000,000													780,000,000	120,000,000
Ordinary shares, shares issued	188,435,922	188,435,922	26,000,000	26,000,000												82,487,876	105,948,046	188,435,922	188,435,922	26,000,000	26,000,000																82,487,876	105,948,046
Ordinary shares, shares outstanding	188,435,922	188,435,922	26,000,000	26,000,000														26,000,000	26,000,000																			188,435,922
Additional paid-in capital	370,487,483	2,298,726,639		200,000														370,487,483	2,298,726,639		200,000
Accumulated other comprehensive loss	(3,397,597)	(21,080,728)		(19,723,270)														(3,397,597)	(21,080,728)		(19,723,270)
Accumulated deficit	(140,064,430)	(869,043,761)		(405,580,002)														(140,064,430)	(869,043,761)		(405,580,002)
Total shareholder's equity/(deficit)	227,044,969	1,408,723,218		(425,085,515)	(281,167,619)	(173,915,375)												227,044,969	1,408,723,218		(425,085,515)
Total liabilities, mezzanine equity and shareholders' equity/ (deficit)	$ 426,299,412	2,645,017,332		1,075,372,776														$ 216,426,635	1,342,840,698		323,211,559